SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 19:-	SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.	The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and none proprietary software technology) and IT professional services.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, “Segment Reporting.”

Headquarters’ general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental outsourcing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

		IT
	Software	professional	Unallocated
	services	services	expense	Total
2014

Total revenues	$69,861	$94,443	$-	$164,304
Expenses	54,464	84,873	4,241	143,578

Segment operating income (loss)	$15,397	$9,570	$(4,241)	$20,726

Depreciation and amortization	$6,065	$2,263	$266	$8,594

		IT
	Software	professional	Unallocated
	services	services	expense	Total
2015

Total revenues	$67,271	$108,759	$-	$176,030
Expenses	52,963	98,384	3,249	154,596

Segment operating income (loss)	$14,308	$10,375	$(3,249)	$21,434

Depreciation and amortization	$6,562	$3,042	$281	$9,885

2016

Total revenues	$70,834	$130,812	$-	$201,646
Expenses	58,847	118,414	3,298	180,559

Segment operating income (loss)	$11,987	$12,398	$(3,298)	$21,087

Depreciation and amortization	$7,531	$3,769	$308	$11,608

c.
The Company’s business is divided into the following geographic areas: Israel, Europe, United States, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2014, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016

Israel	$29,198	$36,401	$58,079
Europe	37,409	29,084	23,642
United States	82,470	92,577	100,470
Japan	11,299	10,092	11,226
Other	3,928	7,876	8,229

	$164,304	$176,030	$201,646

d.	The Company’s long-lived assets are located as follows:

	December 31,
	2015	2016

Israel	$59,770	$110,213
Europe	1,402	1,302
United States	29,990	30,777
Japan	4,765	4,887
Other	3,253	3,068

	$99,180	$150,247

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In 2014, 2015 and 2016, the Company had one major customer, included in the IT professional services segment, which accounted for 3%, 11% and 9% of the group revenues, respectively.